Fair Value Measurements - Financial Instruments Measured at Fair Value by Hierarchy Level (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1
Assets:
Cash and cash equivalents	$ 2,873	$ 5,246	$ 19,143
Total assets at fair value	2,873	5,246	19,143
Level 3
Liabilities:
Warrant Liability	5,566	5,934	5,356
Total liabilities at fair value	$ 5,566	$ 5,934	$ 5,356